OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Results by segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of operating segments [line items]
External revenue	$ 2,981.9	$ 3,623.2
Depreciation and amortization	319.5	305.4
Impairment of non-financial assets – net	171.7	48.9
Share of after-tax profit (loss) of equity accounted investees	2.7	27.5
Operating income (loss)	48.4	537.1
Operating segments
Disclosure of operating segments [line items]
External revenue	2,981.9	3,623.2
Depreciation and amortization	319.5	305.4
Impairment of non-financial assets – net	171.7	48.9
Impairment of accounts receivable – net	9.8	5.5
Share of after-tax profit (loss) of equity accounted investees	2.7	27.5
Operating income (loss)	48.4	537.1
Adjusted segment operating income (loss)	280.6	590.4
Operating segments | Civil Aviation Training Solutions
Disclosure of operating segments [line items]
External revenue	1,412.9	2,167.5
Depreciation and amortization	242.9	232.8
Impairment of non-financial assets – net	119.9	3.1
Impairment of accounts receivable – net	8.9	5.4
Share of after-tax profit (loss) of equity accounted investees	5.2	18.3
Operating income (loss)	6.5	473.3
Adjusted segment operating income (loss)	164.3	479.4
Operating segments | Defence and Security
Disclosure of operating segments [line items]
External revenue	1,217.1	1,331.2
Depreciation and amortization	54.3	58.2
Impairment of non-financial assets – net	43.2	8.1
Impairment of accounts receivable – net	0.0	0.0
Share of after-tax profit (loss) of equity accounted investees	(2.5)	9.2
Operating income (loss)	15.5	104.8
Adjusted segment operating income (loss)	87.0	114.5
Operating segments | Healthcare
Disclosure of operating segments [line items]
External revenue	351.9	124.5
Depreciation and amortization	22.3	14.4
Impairment of non-financial assets – net	8.6	37.7
Impairment of accounts receivable – net	0.9	0.1
Share of after-tax profit (loss) of equity accounted investees	0.0	0.0
Operating income (loss)	26.4	(41.0)
Adjusted segment operating income (loss)	$ 29.3	$ (3.5)